Discontinued Operations (Details 1) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disposal Group, Including Discontinued Operations [Line Items]
Total current assets of discontinued operations	$ 31,690	$ 0
Total non-current assets of discontinued operations	48,388	0
Total current liabilities of discontinued operations	21,790	0
Total non-current liabilities of discontinued operations	102	$ 0
Skyline [Member] | Discontinued Operations [Member]
Disposal Group, Including Discontinued Operations [Line Items]
Cash and cash equivalents	5,991
Accounts receivable	16,804
Prepaid and other current assets	8,895
Total current assets of discontinued operations	31,690
Property, plant and equipment, net	161
Operating lease right-of-use lease assets	48
Intangibles	1,069
Goodwill	3,393
Equity investments	1,327
Other investments	40,399
Other noncurrent assets	4,491
Total non-current assets of discontinued operations	50,888
Total assets of discontinued operations	82,578
Accounts payable	1,941
Accrued expenses	1,809
Notes payable -current	12,301
Operating lease liabilities - current	40
Due to related parties	4,162
Other current liabilities	1,537
Total current liabilities of discontinued operations	21,790
Deferred Tax Liabilities	102
Total non-current liabilities of discontinued operations	102
Total liabilities of discontinued operations	$ 21,892